Significant accounting policies, Loans and Borrowings (Details)	12 Months Ended
Dec. 31, 2022
Significant accounting policies [Abstract]
Percentage to evaluates redemption of old debt and issuance of new debt	10.00%
Net present value of modified cash flows including any fees paid net of any fees received	10.00%